Quarterly Holdings Report
for
Fidelity Freedom® 2005 Fund
December 31, 2023
F05-NPRT3-0224
1.811313.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $1,214,932)	1,220,000	1,215,143

Domestic Equity Funds - 7.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	142,926	1,539,315
Fidelity Series Blue Chip Growth Fund (c)	271,652	4,243,204
Fidelity Series Commodity Strategy Fund (c)	47,590	4,408,256
Fidelity Series Growth Company Fund (c)	406,867	7,921,694
Fidelity Series Intrinsic Opportunities Fund (c)	145,711	1,578,046
Fidelity Series Large Cap Stock Fund (c)	381,699	7,458,399
Fidelity Series Large Cap Value Index Fund (c)	158,472	2,332,710
Fidelity Series Opportunistic Insights Fund (c)	250,821	4,730,480
Fidelity Series Small Cap Core Fund (c)	1,127	12,680
Fidelity Series Small Cap Discovery Fund (c)	57,702	673,962
Fidelity Series Small Cap Opportunities Fund (c)	161,127	2,239,659
Fidelity Series Stock Selector Large Cap Value Fund (c)	398,743	5,207,588
Fidelity Series Value Discovery Fund (c)	313,607	4,666,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $33,360,399)		47,012,470

International Equity Funds - 13.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	290,358	4,265,364
Fidelity Series Emerging Markets Fund (c)	922,245	7,802,191
Fidelity Series Emerging Markets Opportunities Fund (c)	1,754,884	30,412,137
Fidelity Series International Growth Fund (c)	695,532	11,914,462
Fidelity Series International Small Cap Fund (c)	590,655	10,017,501
Fidelity Series International Value Fund (c)	1,021,923	11,925,845
Fidelity Series Overseas Fund (c)	917,980	11,906,200
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,541,954)		88,243,700

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	13,972,765	132,322,082
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	86,679	663,958
Fidelity Series Emerging Markets Debt Fund (c)	449,934	3,486,988
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	123,075	1,153,214
Fidelity Series Floating Rate High Income Fund (c)	55,781	503,703
Fidelity Series High Income Fund (c)	429,645	3,613,313
Fidelity Series International Credit Fund (c)	67,732	540,502
Fidelity Series International Developed Markets Bond Index Fund (c)	2,988,678	26,121,044
Fidelity Series Investment Grade Bond Fund (c)	25,957,250	262,168,221
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,216,834	24,710,647
Fidelity Series Real Estate Income Fund (c)	69,977	664,083
TOTAL BOND FUNDS (Cost $504,870,320)		455,947,755

Short-Term Funds - 11.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	1,818,990	1,819,353
Fidelity Series Government Money Market Fund 5.43% (c)(e)	61,957,697	61,957,697
Fidelity Series Short-Term Credit Fund (c)	1,295,361	12,759,307
TOTAL SHORT-TERM FUNDS (Cost $76,628,410)		76,536,357

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $683,616,015)	668,955,425
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,056
NET ASSETS - 100.0%	668,966,481

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	134	Mar 2024	15,127,344	489,837	489,837
CBOT 5-Year U.S. Treasury Note Contracts (United States)	213	Mar 2024	23,168,742	515,344	515,344
CBOT Long Term U.S. Treasury Bond Contracts (United States)	27	Mar 2024	3,373,313	244,969	244,969

TOTAL PURCHASED					1,250,150

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	22	Mar 2024	5,302,000	(176,029)	(176,029)
ICE MSCI EAFE Index Contracts (United States)	3	Mar 2024	337,860	(12,845)	(12,845)
ICE MSCI Emerging Markets Index Contracts (United States)	110	Mar 2024	5,685,350	(251,509)	(251,509)

TOTAL SOLD					(440,383)

TOTAL FUTURES CONTRACTS					809,767
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,215,143.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,183,898	12,695,423	12,059,968	48,452	-	-	1,819,353	0.0%
Total	1,183,898	12,695,423	12,059,968	48,452	-	-	1,819,353

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	141,891,946	17,155,954	26,446,843	3,234,000	(804,605)	525,630	132,322,082
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,657,786	57,087	1,954,455	22,171	(292,963)	196,503	663,958
Fidelity Series All-Sector Equity Fund	1,878,112	112,196	685,077	73,567	42,823	191,261	1,539,315
Fidelity Series Blue Chip Growth Fund	5,230,420	208,375	2,483,220	25,149	437,706	849,923	4,243,204
Fidelity Series Canada Fund	5,897,691	481,415	2,435,287	143,475	533,990	(212,445)	4,265,364
Fidelity Series Commodity Strategy Fund	5,103,156	681,312	1,061,566	207,826	(832,508)	517,862	4,408,256
Fidelity Series Emerging Markets Debt Fund	3,753,273	270,394	716,812	174,124	(151,086)	331,219	3,486,988
Fidelity Series Emerging Markets Debt Local Currency Fund	1,270,568	92,255	242,655	57,014	(20,292)	53,338	1,153,214
Fidelity Series Emerging Markets Fund	5,826,551	2,061,677	386,519	188,202	(25,638)	326,120	7,802,191
Fidelity Series Emerging Markets Opportunities Fund	37,745,134	1,572,478	10,782,472	868,901	500,586	1,376,411	30,412,137
Fidelity Series Floating Rate High Income Fund	449,952	158,185	112,145	34,950	994	6,717	503,703
Fidelity Series Government Money Market Fund 5.43%	64,869,834	11,068,866	13,981,003	2,501,237	-	-	61,957,697
Fidelity Series Growth Company Fund	9,640,472	918,936	4,525,060	249,784	489,009	1,398,337	7,921,694
Fidelity Series High Income Fund	3,882,407	274,184	638,566	182,897	(63,759)	159,047	3,613,313
Fidelity Series International Credit Fund	512,623	19,485	5,292	19,485	78	13,608	540,502
Fidelity Series International Developed Markets Bond Index Fund	28,750,044	1,845,498	4,552,302	1,040,990	(532,672)	610,476	26,121,044
Fidelity Series International Growth Fund	15,582,703	1,119,394	5,720,043	155,919	1,283,796	(351,388)	11,914,462
Fidelity Series International Small Cap Fund	4,287,963	6,847,253	2,401,227	366,991	354,841	928,671	10,017,501
Fidelity Series International Value Fund	15,508,722	895,490	5,719,088	388,195	987,073	253,648	11,925,845
Fidelity Series Intrinsic Opportunities Fund	1,628,411	672,757	631,323	357,065	29,104	(120,903)	1,578,046
Fidelity Series Investment Grade Bond Fund	285,170,633	21,766,617	44,175,997	8,451,712	(4,422,945)	3,829,913	262,168,221
Fidelity Series Large Cap Stock Fund	8,927,107	675,398	3,010,051	410,572	819,225	46,720	7,458,399
Fidelity Series Large Cap Value Index Fund	2,798,423	222,898	846,615	95,892	176,764	(18,760)	2,332,710
Fidelity Series Long-Term Treasury Bond Index Fund	27,763,189	4,349,771	5,870,020	627,518	(1,301,368)	(230,925)	24,710,647
Fidelity Series Opportunistic Insights Fund	5,699,223	169,063	2,136,496	49,304	256,990	741,700	4,730,480
Fidelity Series Overseas Fund	15,568,501	1,040,049	5,611,298	198,321	1,003,712	(94,764)	11,906,200
Fidelity Series Real Estate Income Fund	1,286,430	84,922	710,417	51,019	(30,770)	33,918	664,083
Fidelity Series Short-Term Credit Fund	14,354,364	673,061	2,529,549	299,071	(54,968)	316,399	12,759,307
Fidelity Series Small Cap Core Fund	-	17,447	6,872	228	466	1,639	12,680
Fidelity Series Small Cap Discovery Fund	823,181	84,474	322,888	21,098	30,642	58,553	673,962
Fidelity Series Small Cap Opportunities Fund	2,739,910	174,138	994,593	24,574	188,488	131,716	2,239,659
Fidelity Series Stock Selector Large Cap Value Fund	6,233,629	447,604	1,959,159	243,557	298,673	186,841	5,207,588
Fidelity Series Value Discovery Fund	5,561,350	435,873	1,523,678	219,899	165,003	27,929	4,666,477
	733,293,708	76,654,506	155,178,588	20,984,707	(933,611)	12,084,914	665,920,929

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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